Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000215077 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215077 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215077 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215077 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000215077 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000215078 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215078 | India
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215078 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215078 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215078 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215078 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215078 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215078 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215078 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215078 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215078 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215078 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215078 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215078 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215078 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215078 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215078 | China
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215078 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000215078 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000215078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000215078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000215078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215079 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215079 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215079 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215079 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215079 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215079 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215079 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000215079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000215080 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215080 | India
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215080 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215080 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215080 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215080 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215080 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000215080 | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000215080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215080 | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215080 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000215080 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215080 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000215080 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000215080 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000215080 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215080 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000215080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215080 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000234764 | 912810UN6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234764 | 91282CNT4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234764 | 91282CNN7 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234764 | 31418ECR9 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234764 | 91282CNP2 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | 31418ED80 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 31418EW30 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 31418ECS7 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 3140XGV30 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 31418E5P1 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Term Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234764 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000234764 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000234764 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000237524 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237524 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237524 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237524 | 6410562 | Harmony Gold Mining Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237524 | V5633W109 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237524 | B6SR6J5 | Central Pattana PCL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | 6005214 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237524 | G6683N103 | NU Holdings Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000237524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237524 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000237524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000237524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237525 | 4497749 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237525 | 4476210 | Indra Sistemas S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237525 | 5120679 | Heidelberg Materials A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237525 | 6597045 | Mitsubishi Electric Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237525 | BTJZ707 | Alpha Bank A.E.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237525 | 0182704 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | BD87BM2 | Rakus Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237525 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | 5727973 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | BZ3DNP6 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000237525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000237525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000237525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231861 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231861 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231861 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231861 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231861 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231861 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231861 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231861 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000231861 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231861 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231861 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000231861 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000231861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000231861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249799 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249799 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249799 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249799 | 724078100 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 50077B207 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 90984P303 | United Community Banks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 489398107 | Kennedy-Wilson Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 32051X108 | First Hawaiian, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | 149568107 | Cavco Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | 783859101 | S&T Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249799 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000249799 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000249799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000249799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000249799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000176086 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	47.10%